Other non-current financial liabilities - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 3,596	€ 15,419
Put options
Disclosure of financial liabilities [line items]
Fair value, extreme values excluded	5.00%
ZigZag | Put options
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 1,800
Yocuda | Put options
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 2,600